GOODWILL AND OTHER INTANGIBLES	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLES	GOODWILL AND OTHER INTANGIBLES
Changes in the carrying amount of goodwill for the three months ended March 31, 2020 are as follows:

	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at Balance at January 1, 2020	$1,732	$587	$59	$5	$155	$2,538
Foreign currency translation and other	(14)	(4)	(2)	—	(4)	(24)
Balance at Balance at March 31, 2020	$1,718	$583	$57	$5	$151	$2,514

Goodwill and other indefinite-lived intangible assets are tested for impairment annually or more frequently if a triggering event occurs that would indicate it is more likely than not that the fair value of a reporting unit is less than book value. CNH Industrial performed its most recent annual impairment review as of December 31, 2019. At that date, the estimated fair values of the Agriculture, Construction and Financial Services reporting units exceeded the carrying value by approximately 143%, 28%, and 43% respectively. For the Construction reporting unit, CNH Industrial had determined that the goodwill was at risk for impairment going forward should there be a deterioration of projected cash flows of the reporting unit as a result of the Company’s inability to successfully execute its plans to achieve future growth projections. Refer to Footnote 9 of the Company’s December 31, 2019 annual report filed on Form 20-F for further details.

In addition to the annual impairment test, CNH Industrial is required to regularly assess whether it is more likely than not that the fair value of each reporting unit is still greater than book value. In particular, during the first quarter of 2020, the Company considered whether a quantitative interim assessment of goodwill for impairment was required as a result of the significant economic disruption caused by the COVID-19 pandemic. Based on the internal and external sources of information considered, including the current and expected future economic and market conditions surrounding the COVID-19 pandemic and its impact on each of the reporting units, industry and market considerations, overall financial performance (both current and projected), as well as the amount by which the fair value of the Company’s reporting units exceeded their respective carrying values at the date of the last quantitative assessment, the Company, as part of the qualitative assessment performed, determined these conditions did not indicate that it is more likely than not that the carrying value of its reporting units exceeded their fair value as of March 31, 2020 based on information available at this time. However, the Company is unable to predict how long the pandemic conditions will persist and continues to review its forecasts and various action plans to improve performance of all its segments. Delayed recovery or further deterioration in market conditions related to the general economy and the specific industries in which the Company operates, a sustained trend of weaker than anticipated financial performance within a reporting unit, and in particular with reference to our Construction reporting unit, or an increase in the market-based weighted average cost of capital, among other factors, could significantly impact the impairment analysis and may result in future goodwill impairment charges that, if incurred, could have a material adverse effect on the Company's financial condition and results of operations. The Company will continue to monitor its performance throughout 2020 to determine if an interim goodwill evaluation should be conducted.

As of March 31, 2020 and December 31, 2019, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		March 31, 2020			December 31, 2019
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$337	$233	$104	$320	$224	$96
Patents, concessions and licenses and other	5-25	1,929	1,516	413	1,965	1,528	437
		2,266	1,749	517	2,285	1,752	533
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,539	$1,749	$790	$2,558	$1,752	$806
CNH Industrial recorded amortization expense of $24 million and $26 million for the three months ended March 31, 2020 and 2019, respectively.